Recently Issued and Adopted Accounting Standards	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Recently Issued and Adopted Accounting Standards [Abstract]
Recently Issued and Adopted Accounting Standards

NOTE 3 — Recently Issued and Adopted Accounting Standards

In February 2016, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) No. 2016-02, Leases (Topic 842), to increase transparency and comparability among organizations by recognizing lease assets and lease liabilities on the balance sheet and disclosing key information about leasing arrangements. The main difference between previous generally accepted accounting principles and the new requirements under Topic 842 is the recognition of lease assets and lease liabilities by lessees for those leases with a term greater than 12 months classified as operating leases under previous GAAP.

Upon adoption of Topic 842 as of January 1, 2022, the Company recognized $5.1 million of right-of-use (“ROU”) assets and lease liabilities on its consolidated balance sheet related to operating leases existing on the adoption date. Prior period financial statements were not adjusted. The adoption of Topic 842 did not have a material impact on the Company’s consolidated statement of operations or consolidated statement of cash flows. See “Note 11 — Leases” for additional information.

In March 2020, the FASB issued ASU No. 2020-04, Reference Rate Reform (ASC 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting. ASU 2020-04 provides optional guidance for a limited period of time to ease the transition from the London Inter-Bank Offered Rate (“LIBOR”) to an alternative reference rate. The guidance intends to address certain concerns relating to accounting for contract modifications and hedge accounting. These optional expedients and exceptions to applying GAAP, assuming certain criteria are met, are allowed through December 31, 2022. The Company is currently evaluating the provisions of this update and has not yet determined whether it will elect the optional expedients. The Company does not expect the transition to an alternative rate to have a material impact on its business, operations or liquidity.

In October 2021, the FASB issued ASU No. 2021-08, Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers. ASU 2021-08 requires all entities to recognize and measure contract assets and liabilities in a business combination in accordance with Topic 606, Revenue from Contracts with Customers. The guidance aims to improve comparability for revenue contracts with customers by providing consistent recognition and measurement guidance for all revenue contracts with customers. ASU 2021-08 is effective for the Company for fiscal years beginning after December 15, 2022, with early adoption permitted. The Company will adopt this ASU as of January 1, 2023 and does not expect the adoption to have a material impact on its financial condition, results of operations, or cash flows.

NOTE 3 — Recently Issued and Adopted Accounting Standards

In February 2016, the FASB issued Accounting Standards Update (“ASU”) No. 2016-02, Leases (Topic 842), to increase transparency and comparability among organizations by recognizing lease assets and lease liabilities on the balance sheet and disclosing key information about leasing arrangements. The main difference between previous generally accepted accounting principles and the new requirements under Topic 842 is the recognition of lease assets and lease liabilities by lessees for those leases with a term greater than 12 months classified as operating leases under previous GAAP. ASU 2016-02 is effective for the Company for fiscal years beginning after December 15, 2021 with early adoption permitted.

Upon adoption of Topic 842 as of January 1, 2022, the Company recognized approximately $7 million of ROU assets and lease liabilities on its Consolidated Balance Sheet related to operating leases existing on the adoption date. The adoption of Topic 842 did not have a material impact on the Company’s Consolidated Statement of Operations or Consolidated Statement of Cash Flows.

In December 2019, the FASB issued ASU No. 2019-12, Income Taxes, to simplify the accounting for income taxes. The guidance eliminates certain exceptions related to the approach for intra-period tax allocations, the methodology for calculating income taxes in an interim period, and recognition of the deferred tax liabilities for outside basis differences related to changes in ownership of equity method investments and foreign subsidiaries. The guidance also simplifies aspects of accounting for franchise taxes, enacted changes in tax laws or rates and clarifies the accounting for transactions that result in a step-up in the tax basis of goodwill. The standard is effective for fiscal years beginning after December 15, 2020 and interim periods within those fiscal years with early adoption permitted. The Company adopted ASU 2019-12 as of January 1, 2021, and the adoption of this guidance did not have a material impact on the consolidated financial statements.

In March 2020, the FASB issued ASU No. 2020-04, Reference Rate Reform (ASC 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting. ASU 2020-04 provides optional guidance for a limited period of time to ease the transition from the London Inter-Bank Offered Rate (“LIBOR”) to an alternative reference rate. The guidance intends to address certain concerns relating to accounting for contract modifications and hedge accounting. These optional expedients and exceptions to applying GAAP, assuming certain criteria are met, are allowed through December 31, 2022. The Company is currently evaluating the provisions of this update and has not yet determined whether it will elect the optional expedients. The Company does not expect the transition to an alternative rate to have a material impact on its business, operations or liquidity.